Shareholder Report, Average Annual Return (Details) 194172_Innovator Equity Dual Directional 10 Buffer ETF - September_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Dual Directional 10 Buffer ETF™- September
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Dual Directional 10 Buffer ETF - September NAV
Average Annual Return, Percent	2.87%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	6.08%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	5.88%